Putnam
Arizona
Tax Exempt
Income Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


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From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Because of their limited attractiveness to non-U.S. investors, municipal bonds did not experience the turbulence endured by taxable bonds in the wake of last fall's global flight to quality. Instead, for U.S. investors, municipals have provided unusually handsome current income both in real terms, thanks to low inflation, and relative to after-tax returns on taxable securities, especially for higher-bracket taxpayers.

In this environment, David Hamlin, who manages Putnam Arizona Tax Exempt Income Fund, has been focusing on generating maximum current income without undue risk to principal. He has done this primarily through careful selection of portfolio holdings and strategies aimed at risk reduction.

In the following report, Dave explains these strategies in detail as he reviews your fund's performance during the fiscal year that ended on May 31, 1999. Then he offers his current thinking about prospects for the fiscal year that has just begun.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Manager

David E. Hamlin

In an unusually volatile year for fixed-income investments, municipal bonds fared better than most, escaping the dramatic swings in performance that beset other areas of the market. True to its objective, Putnam Arizona Tax Exempt Income Fund provided a modest total return but an attractive level of income. On May 31, the fund's 4.23% 30-day SEC yield for class A shares at NAV was equivalent to a 7.38% after-tax yield for investors in Arizona's highest tax bracket.

Total return for 12 months ended 5/31/99

      Class A             Class B             Class M
   NAV       POP       NAV      CDSC       NAV       POP
-----------------------------------------------------------
   3.57%     -1.30%    3.01%    -1.95%     3.26%     -0.06%
-----------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


* MUNICIPALS DEMONSTRATE VIRTUES IN VOLATILE MARKET

The investment community was turned upside down in the fall of 1998 when shaky foreign stock markets and an uncertain U.S. economic picture drove investors to the security of U.S. Treasury bonds, which are backed by the full faith and credit of the U.S. government. The overwhelming demand for those securities drove their prices higher and their yields to record lows.

For a brief period in the fall, fixed-income investors shunned bonds that carried any degree of credit risk, including municipal bonds. Generally the greater a bond's credit risk, the worse its performance relative to Treasury bonds. At the same time, rapidly falling Treasury yields created an unusual situation in which the yields offered by municipal bonds were just as high as those offered by Treasury bonds of comparable maturity. (Under normal market conditions, municipal bonds do not need to offer as high a yield as taxable investments because their tax advantages make them attractive to investors.) This anomaly represented a rare opportunity for investors, stabilizing demand at a time when other segments of the bond market, particularly higher-yielding corporate bonds, were suffering steep declines.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Hospitals/
health care             19.4%

Utilities               15.6%

Transportation          14.7%

Education               14.1%

Housing                 10.9%

Footnote reads:
* Based on net assets as of 5/31/99. Portfolio holdings will vary over time.


In the first five months of 1999, Treasury bonds gave back much of their gains from 1998, and municipal bonds began to outperform on a total return basis. The strength of the U.S. economy didn't peter out as feared. Indeed, after a 6% annualized increase in gross domestic product in the fourth quarter of 1998, the economy expanded at a robust 4.5% rate in the first quarter of 1999. Signs began to point to higher interest rates and possibly an increase in inflation. Some commodity prices began to rise -- including an almost 100% rise in the price of oil -- and the consumer price index posted a stronger-than-expected 0.7% increase in April. Municipal bonds benefited during this period as investors traded out of U.S. Treasury bonds and into segments of the bond market that offered higher yields and less sensitivity to rising interest rates.

Another positive for municipals: As rates edged higher in the first few months of 1999, the issuance of municipal bonds slowed, reducing the supply of bonds at the same time that demand for those bonds was surging. Arizona's municipal issuance totaled $4.2 billion in 1998, owing largely to refinancing activity, as issuers sought to take advantage of lower interest rates. By comparison, new issuance was just $940 million in the first five months of 1999, a 50% reduction from the same period in 1998.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Ba/BB -- 12.5%

Baa/BBB -- 16.6%

A -- 2.8%

Aa/AA -- 11.9%

VMIG1 -- 0.8%

B -- 1.5%

Aaa/AAA --53.9%

Footnote reads:
* As a percentage of market value as of 5/31/99. A bond rated Ba/BBB or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


* CAREFULLY CONSTRUCTED PORTFOLIO SEEKS TO MANAGE RISK WHILE MAXIMIZING INCOME

Your fund's investment objective is high current income free from federal and state income taxes and consistent with capital preservation. To achieve this balanced objective, we generally temper higher-yielding, riskier investments with other investments and strategies intended to have a stabilizing effect on the portfolio. During the 12-month period covered by this report, we pursued our investment objective with a multipronged approach that included call protection, portfolio diversification, and a prudent use of lower-rated, higher-yielding municipal bonds.


"Though municipal bonds aren't the conspicuous value they were last year -- when yields on Treasury bonds and municipals were nearly identical -- tax-free bonds are still attractive."

-- Forbes, April 5, 1999


The fund's call protection strategy is ongoing. Issuers of municipal bonds frequently refinance their bonds when interest rates are declining in order to take advantage of lower interest rates. Such was the case in 1998. A refinanced bond can be disruptive to your fund's flow of income, since the principal from the issue is returned to us and we must reinvest the money at current interest rates, which are often lower than those at which the bond was issued. However, not all bonds are issued with refinancing provisions. To help achieve a more stable flow of income during this period, we invested where possible in bonds that are not callable as well as in bonds that have distant call dates.



A closer look at municipal credit ratings

Rating agencies such as Moody's Investors Service and Standard & Poor's Corp. assign ratings to municipal issuers based on an in-depth analysis of the issuer's financial condition and management, economic and debt characteristics, and the specific revenue sources securing the bond. The highest ratings are Aaa (Moody's) and AAA (Standard & Poor's). Bonds rated in the Baa/BBB category or higher (A and Aa/AA) are considered to be investment grade. Securities in the Ba/BB group and below are considered to be below investment grade or high yield. If you look at "The fund's portfolio" in the back of this report, you will see ratings next to each issuer's name. The pie chart on page 3 summarizes this listing to give you a sense of the portfolio's overall quality.

Sometimes smaller bonds are not rated because the cost of obtaining a rating is not justifiable. Unrated bonds can still offer attractive investment opportunities and may end up in your fund's portfolio. In such a case, Putnam's analysts perform their own rating of the bonds, and they are identified in the portfolio listing by a /P rating.


Taking a cue from the market's twists and turns, we also sought to broaden the fund's diversification during the period and thereby limit unwanted price volatility. At the end of May 1999, the fund's investments were spread across more than 12 different segments of the municipal market, from airport issues to hospitals and housing developments. Recent purchases include a bond that helps finance a northern Arizona health-care facility, a Phoenix general obligation bond, and a Baa3-rated issue from the Guam Power Authority. With municipal issuance slowing so dramatically this year, the Guam issue is an attempt to diversify the portfolio outside the state. While these holdings were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Although the majority of the investments in the portfolio were rated BBB or higher (the average was AA on May 31, 1999), we typically reserve a portion of the portfolio for lower-rated higher-yielding bonds. In addition to the extra income they provide, these bonds can lend a measure of stability in times of rising interest rates because investors are less willing to trade out of bonds that provide a premium yield. Another plus:
When the economy is strong, some lower-rated bonds are upgraded and experience price gains as more investors seek to own the issues. Nevertheless, we depend on the expertise of our credit research department to scrutinize the financial background of high-yield issuers being considered for the portfolio, regardless of the state of the economy. Although our high-yield holdings dampened performance during last year's brief flight to quality, this segment of the portfolio boosted income and total return throughout the period and particularly in the first five months of 1999.


On May 31, the fund's 4.23% 30-day SEC yield for class A shares at net asset value was equivalent to a 7.38% after-tax yield for investors in Arizona's highest income tax bracket.*

*See pages 6-8 for complete performance information.


* GREATER INCOME OPPORTUNITIES APPEAR TO LIE AHEAD

The rise in interest rates over the past several months has created opportunities to achieve higher levels of income without sacrificing credit quality. To make the most of this situation, we have begun to focus on high-quality bonds with longer maturity dates. At the same time, the reduction in municipal issuance in Arizona should bode well for the prices of existing bonds, including those in your fund's portfolio.

Although the economy's strength continues unabated and some inflationary pressures are evident, inflation is by no means widespread. Indeed, prices continue to fall in such important segments of the economy as retail and technology. In the coming months, we expect that economic and market stability will be more the rule than the exception. If rates continue to climb gradually as we expect, the fund's multipronged investment strategy should continue to yield positive results in the coming fiscal year.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Arizona Tax Exempt Income Fund is designed for investors seeking high current income free from federal and state income taxes, consistent with capital preservation.


TOTAL RETURN FOR PERIODS ENDED 5/31/99

                       Class A           Class B           Class M
(inception dates)     (1/30/91)         (7/15/93)          (7/3/95)
                    NAV       POP     NAV       CDSC     NAV      POP
------------------------------------------------------------------------
1 year              3.57%    -1.30%   3.01%    -1.95%    3.26%   -0.06%
------------------------------------------------------------------------
5 years            34.16     27.82   30.04     28.03    32.20    27.89
Annual average      6.05      5.03    5.39      5.07     5.74     5.04
------------------------------------------------------------------------
Life of fund       73.36     65.21   63.39     63.39    68.49    63.02
Annual average      6.83      6.21    6.07      6.07     6.46     6.04
------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/99

             Lehman Bros. Municipal           Consumer
                   Bond Index               price index
---------------------------------------------------------------------
1 year               4.67%                      2.09%
---------------------------------------------------------------------
5 years             41.51                      12.68
Annual average       7.19                       2.42
---------------------------------------------------------------------
Life of fund        83.94                      23.48
Annual average       7.59                       2.56
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.



[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 1/31/91

               Fund's class A         Lehman Bros.     Consumer price
Date           shares at POP     Municipal Bond Index      index

1/31/91            9,525                10,000             10,000
5/31/91            9,840                10,316             10,074
5/31/92           10,850                11,329             10,379
5/31/93           12,128                12,685             10,713
5/31/94           12,313                12,998             10,958
5/31/95           13,251                14,186             11,308
5/31/96           13,700                14,834             11,634
5/31/97           14,730                16,064             11,895
5/31/98           15,591                17,572             12,095
5/31/99          $16,521               $18,394            $12,348

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $16,339 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $16,849 ($16,302 at public offering price).


PRICE AND DISTRIBUTION INFORMATION
12 months ended 5/31/99

                               Class A         Class B         Class M
----------------------------------------------------------------------------
Distributions (number)           12              12              12
----------------------------------------------------------------------------
Income                       $0.427874       $0.366492       $0.400742
----------------------------------------------------------------------------
Capital gains1
  Long-term                      --              --              --
----------------------------------------------------------------------------
  Short-term                     --              --              --
----------------------------------------------------------------------------
  Total                      $0.427874       $0.366492       $0.400742
----------------------------------------------------------------------------
Share value:               NAV       POP         NAV       NAV       POP
----------------------------------------------------------------------------
5/31/98                    $9.32     $9.78     $9.30       $9.33     $9.64
----------------------------------------------------------------------------
5/31/99                     9.22      9.68      9.21        9.23      9.54
----------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------
Current dividend rate2      5.02%     4.78%     4.39%       4.72%     4.57%
----------------------------------------------------------------------------
Taxable equivalent3         8.76      8.34      7.66        8.23      7.97
----------------------------------------------------------------------------
Current 30-day SEC yield4   4.23      4.02      3.57        3.90      3.78
----------------------------------------------------------------------------
Taxable equivalent3         7.38      7.01      6.23        6.80      6.59
----------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 42.68% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.


TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                       Class A            Class B             Class M
(inception dates)     (1/30/91)          (7/15/93)           (7/3/95)
                    NAV       POP      NAV       CDSC      NAV      POP
----------------------------------------------------------------------------
1 year              1.81%    -3.00%    1.12%     -3.75%    1.40%   -1.87%
----------------------------------------------------------------------------
5 years            32.85     26.51    28.73      26.73    30.88    26.56
Annual average      5.85      4.82     5.18       4.85     5.53     4.82
----------------------------------------------------------------------------
Life of fund       70.50     62.49    60.57      60.57    65.69    60.31
Annual average      6.55      5.94     5.79       5.79     6.19     5.77
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



Report of independent accountants
For the fiscal year ended May 31, 1999

To the Trustees and Shareholders of
Putnam Arizona Tax Exempt Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, except for bond ratings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Arizona Tax Exempt Income Fund (the "fund") at May 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at May 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
July 12, 1999




The fund's portfolio
May 31, 1999


KEY TO ABBREVIATIONS
AMBAC           -- AMBAC Indemnity Corporation
CLI Insd.       -- Connie Lee Insurance Insured
COP             -- Certificate of Participation
FGIC            -- Financial Guaranty Insurance Company
FHA Insd.       -- Federal Housing Administration Insured
FHLMC Coll.     -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll.      -- Federal National Mortgage Association Collateralized
FSA             -- Financial Security Assurance
G.O. Bonds      -- General Obligation Bonds
GNMA Coll.      -- Government National Mortgage Association Collateralized
MBIA            -- Municipal Bond Investors Assurance Corporation
VRDN            -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (100.3%) (a)
PRINCIPAL AMOUNT                                                                                RATING (RAT)         VALUE
Arizona (89.0%)
--------------------------------------------------------------------------------------------------------------------------
                     AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds
     $    1,975,000    (Phoenix Mem. Hosp.), 8.2s, 6/1/21                                       BB          $    2,061,406
          3,000,000    (Northern AZ Healthcare Syst.), AMBAC,
                       4 3/4s, 10/1/30                                                          Aaa              2,752,500
                     AZ State Hlth. Facs. Auth. Rev. Bonds
                       (Bethesda Foundation), Ser. A
          2,000,000    6.4s, 8/15/27                                                            BB/P             2,087,500
          1,315,000    6 3/8s, 8/15/15                                                          BB/P             1,379,106
          1,500,000  AZ Student Loan Acquisition Auth. Rev. Bonds,
                       Ser. B, 6.6s, 5/1/10                                                     Aa               1,599,375
          1,750,000  Central AZ Wtr. Consv. Dist. Contract Rev. Bonds
                       (Central AZ), Ser. A, 5 1/2s, 11/1/10                                    AA-              1,870,313
          1,450,000  Chandler, G.O. Bonds, FGIC, 8s, 7/1/10                                     Aaa              1,863,250
          1,100,000  Chandler, St. & Hwy. Rev. Bonds, MBIA, 8s, 7/1/11                          Aaa              1,425,875
          2,150,000  Chandler, Wtr. & Swr. Rev. Bonds,
                       FGIC, 8s, 7/1/14 (SEG)                                                   Aaa              2,872,938
                     Cochise Cnty., Indl. Dev. Rev. Bonds
                       (Sierra Vista Cmnty. Hosp.)
          1,995,000    Ser. B, 8 1/2s, 12/1/21                                                  BBB-/P           2,224,425
          2,560,000    Ser. C, 8 1/4s, 12/1/14                                                  BBB-/P           2,979,200
                     Coconino Cnty., Poll. Control Rev. Bonds
                       (Nevada Power Co.)
          4,000,000    6 3/8s, 10/1/36                                                          BBB-             4,280,000
          3,000,000    Ser. B, 5.8s, 11/1/32                                                    BBB-             3,026,250
          1,000,000  Gilbert, Wtr. & Swr. Rev. Bonds, FGIC,
                       6 1/2s, 7/1/22                                                           Aaa              1,098,750
          1,500,000  Gilbert, Wtr. & Wastewtr. Syst. Rev. Bonds
                       (Connection Dev. Fee), 6 7/8s, 4/1/14                                    BB+/P            1,528,125
          1,000,000  Glendale, Indl. Dev. Auth. Edl. Fac. Rev. Bonds,
                       CLI Insd., 7 1/8s, 7/1/20                                                AAA              1,161,250
          5,000,000  Maricopa Cnty., Poll. Control Rev. Bonds
                       (Public Service Co.), Ser. A, 6.3s, 12/1/26                              Ba1              5,306,250
          4,500,000  Maricopa Cnty., Hosp. Rev. Bonds
                       (Sun Health Corp.), 6 1/8s, 4/1/18                                       Baa1             4,831,875
          2,670,000  Maricopa Cnty., Indl. Dev. Auth. Multi-Fam. Hsg.
                       Rev. Bonds (Laguna Point Apt.), 6 3/4s, 7/1/19                           A                2,893,613
          3,500,000  Maricopa Cnty., Indl. Dev. Auth. Hosp. Fac.
                       Rev. Bonds (Samaritan Hlth. Svcs.), Ser. A,
                       MBIA, 7s, 12/1/16                                                        Aaa              4,287,500
                     Maricopa Cnty., School Dist. G.O. Bonds
          2,000,000    (Dist. No. 69 Paradise Valley), Ser. B, MBIA,
                       7s, 7/1/12                                                               Aaa              2,430,000
            960,000    (School Dist. No. 11 Peoria U.), MBIA,
                       6.4s, 7/1/10                                                             Aaa              1,009,200
          1,500,000    (Dist. No. 69 Paradise Valley), MBIA,
                       6.35s, 7/1/10                                                            Aaa              1,721,250
          3,175,000    Ser. C, FSA, 6 1/4s, 7/1/14                                              Aaa              3,635,375
          1,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12                         Aaa              1,240,000
          1,435,000  Mohave Cnty., Indl. Dev. Auth. Multi-Fam. Mtge.
                       Rev. Bonds (Coopers Ridge Apts.), FHA Insd.,
                       7 3/8s, 4/1/32                                                           AAA              1,558,769
          2,725,000  Northern AZ U. Rev. Bonds, FGIC, 6 1/2s, 6/1/09                            Aaa              3,150,781
                     Phoenix G.O. Bonds
          1,000,000    6 3/8s, 7/1/13                                                           AA+              1,083,750
          1,000,000    6s, 7/1/10                                                               Aa1              1,106,250
          1,300,000    4 3/4s, 7/1/23                                                           Aa1              1,215,500
          3,845,000  Phoenix, Civic Impt. Corp. Rev. Bonds, Ser. 405,
                       6.6s, 7/1/15 (acquired 8/7/98, cost $4,056,744) (RES)                    AAA/P            4,018,025
          2,845,000  Phoenix, Civic Impt. Corp. Waste Wtr. Syst.
                       Rev. Bonds, MBIA, 6 1/2s, 7/1/08                                         Aaa              3,239,744
          1,600,000  Phoenix, Hsg. Fin. Corp. Mtge. Rev. Bonds, Ser. A,
                       MBIA, 6.9s, 1/1/23                                                       Aaa              1,666,000
          2,150,000  Phoenix, Indl. Dev. Auth. Rev. Bonds
                       (Chris Ridge Village), FHA Insd., 6.8s, 11/1/25                          AAA              2,254,813
          2,000,000  Pinal Cnty., COP, 6 1/2s, 6/1/09                                           AA               2,162,500
          1,000,000  Pima Cnty., Indl. Dev. Auth. Multi-Fam. Rev. Bonds
                       (Willowick Apts.), 5 1/2s, 3/1/28                                        AA               1,007,500
          2,000,000  Pinal Cnty., Indl. Dev. Auth. Rev. Bonds
                       (Casa Grande Regl. Med. Ctr.), Ser. A,
                       8 1/8s, 12/1/22                                                          B/P              2,125,000
          1,635,000  Pima Cnty., Indl. Dev. Auth. Single Family Mtge.
                       Rev. Bonds, FHLMC Coll., FNMA Coll.,
                       GNMA Coll., 6.15s, 11/1/23                                               AAA              1,735,144
            200,000  Pima Cnty., Indl. Dev. Auth. VRDN (Tucson Elec.
                       Pwr. Co.-Irvington), Ser. A, 3.4s, 10/1/22                               VMIG1              200,000
          1,325,000  Pinal Cnty., School Dist. G.O. Bonds (AZ U.,
                       Apache Junction), Ser. A, FGIC, 6.8s, 7/1/08                             Aaa              1,550,250
          1,000,000  Pima Cnty., School Dist. No. 1 Rev. Bonds,
                       FGIC, 7 1/2s, 7/1/08                                                     Aaa              1,221,250
          3,250,000  Salt River, Rev. Bonds (Project Agric.), 6s, 1/1/09                        Aa               3,583,125
          1,140,000  Scottsdale G.O. Bonds, 5 1/2s, 7/1/12                                      Aa1              1,212,675
          4,000,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                       (First Mtge. Westminster Village),
                       Ser. A, 8 1/4s, 6/1/15                                                   BB-/P            4,465,000
          1,740,000  Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds
                       (Scottsdale Memorial Hosp.), Ser. A,
                       AMBAC, 6 1/8s, 9/1/17                                                    Aaa              1,927,050
          1,000,000  Sedona COP, 7.2s, 4/1/12                                                   BBB/P            1,027,500
          1,000,000  South Tucson, Muni. Property Corp. Fac. Rev. Bonds,
                       8 1/2s, 6/1/05                                                           BB               1,059,830
          3,985,000  Tucson G.O. Bonds, FGIC, 6.4s, 7/1/08                                      Aaa              4,557,844
          1,000,000  Tucson Wtr Rev. Bonds, FGIC, 5 1/2s, 7/1/14                                Aaa              1,071,250
          4,000,000  Tucson, Arpt. Auth. Special Fac. Rev. Bonds
                       (Lockheed Aermod Ctr. Inc.), 8.7s, 9/1/19                                Baa1             4,295,000
            850,000  Tucson, Indl. Dev. Auth. Multi-Fam. Rev. Bonds
                       (La Entrada), FHA Insd., 7.4s, 7/1/26                                    AAA                893,563
          2,720,000  Tucson, Wtr. Rev. Bonds, Ser. A, FGIC, 5s, 7/1/10 (FWC/WIS)                Aaa              2,767,600
          3,765,000  Tuscon, St. & Hwy. User Rev. Bonds, MBIA,
                       6s, 7/1/10                                                               Aaa              4,235,625
          1,000,000  U. of AZ COP (Telecommunications Syst.),
                       6 1/2s, 7/15/12                                                          A+               1,062,500
                     U. of AZ Rev. Bonds
          1,000,000    Ser. B, 6.9s, 6/1/16                                                     AA               1,054,500
          1,000,000    6 1/4s, 6/1/11                                                           AA               1,071,250
          1,450,000  U. of AZ Med. Ctr. Corp. Hosp. Rev. Bonds, MBIA,
                       6 7/8s, 7/1/21                                                           Aaa              1,566,000
                                                                                                            --------------
                                                                                                               126,710,914

Guam (0.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Guam, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/8s, 10/1/29                       Baa3               962,500

Puerto Rico (10.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,000,000  Cmnwlth. of PR, G.O. Bonds, MBIA, 6 1/4s, 7/1/12                           Aaa              1,148,750
            500,000  Cmnwlth. of PR, Govt. Dev. Bank VRDN, MBIA,
                       3s, 12/1/15                                                              VMIG1              500,000
                     Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
          5,470,000    Ser. 396, 7.1s, 7/1/09 (acquired 7/30/98,
                       cost $6,353,624) (RES)                                                   AAA/P            6,399,897
          3,225,000    Ser. Y, MBIA, 6 1/4s, 7/1/13                                             AAA              3,716,813
          1,000,000    Ser. Y, MBIA, 6 1/4s, 7/1/09                                             Aaa              1,140,000
            500,000  Cmnwlth. of PR, Hwy. Trans. Auth. VRDN, AMBAC,
                       3s, 7/1/28                                                               VMIG1              500,000
          1,500,000  Cmnwlth. of PR, Pub. Bldg. Auth. Gtd. Ed. &
                       Hlth. Fac. Rev. Bonds, Ser. L, 6 7/8s, 7/1/21                            Aaa              1,655,625
                                                                                                            --------------
                                                                                                                15,061,085
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $135,934,481) (b)                                              $  142,734,499
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $142,255,207.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      May 31, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 1999. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

  (b) The aggregate identified cost on a tax basis is $135,938,004, resulting in gross unrealized appreciation and depreciation of $7,328,759 and $532,264, respectively, or net unrealized appreciation of $6,796,495.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at
      May 31, 1999 was $10,417,922 or 7.3% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 1999.

(FWC) When-issued or delayed delivery securities (Note 1).

      The rates shown on VRDN's are the current interest rates at May 31, 1999.

      The fund had the following industry group concentrations greater than 10% at May 31, 1999 (as a percentage of net assets):

               Hospitals/health care     19.4%
               Utilities                 15.6
               Transportation            14.7
               Education                 14.1
               Housing                   10.9

      The fund had the following insurance concentrations greater than 10% at May 31, 1999 (as a percentage of net assets):

               MBIA                      19.7%
               FGIC                      15.0

-------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 1999
                                     Aggregate Face    Expiration   Unrealized
                         Total Value      Value           Date     Appreciation
-------------------------------------------------------------------------------
Muni Bond
Index (Short)            $7,318,125    $7,408,130        June-99      $90,005
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $135,934,481) (Note 1)                                            $142,734,499
-----------------------------------------------------------------------------------------------
Cash                                                                                    599,763
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        3,039,830
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  230,839
-----------------------------------------------------------------------------------------------
Total assets                                                                        146,604,931

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             20,625
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      3,747,363
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   207,878
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               97,351
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            144,884
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               18,461
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             8,806
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,032
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                   61,013
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   42,491
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     4,349,904
-----------------------------------------------------------------------------------------------
Net assets                                                                         $142,255,027

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $137,683,810
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                            209,305
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                (2,528,111)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            6,890,023
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $142,255,027

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($108,204,887 divided by 11,738,398 shares)                                               $9.22
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.22)*                                    $9.68
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($33,480,363 divided by 3,635,793 shares)+                                                $9.21
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($569,777 divided by 61,709 shares)                                                       $9.23
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.23)**                                   $9.54
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

  + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended May 31, 1999
Tax exempt interest income:                                                          $8,268,582
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        894,534
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          211,915
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         7,634
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          6,044
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   230,912
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   280,986
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     2,583
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  18,854
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 28,731
-----------------------------------------------------------------------------------------------
Legal                                                                                     5,495
-----------------------------------------------------------------------------------------------
Postage                                                                                  16,121
-----------------------------------------------------------------------------------------------
Other                                                                                    18,355
-----------------------------------------------------------------------------------------------
Management fee waiver (Note 2)                                                         (247,488)
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,474,751
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (21,053)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,453,698
-----------------------------------------------------------------------------------------------
Net investment income                                                                 6,814,884
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        499,055
-----------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                        (507,118)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures contracts during the year     (1,685,176)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (1,693,239)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $5,121,645
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended May 31
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                              $  6,814,884    $  7,087,572
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  (8,063)        341,595
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                            (1,685,176)      4,477,721
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  5,121,645      11,906,888
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (5,293,888)     (5,914,397)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (1,292,666)     (1,243,648)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                             (22,214)        (24,352)
---------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                    (9,474,022)     (3,094,187)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (10,961,145)      1,630,304

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   153,216,172     151,585,868
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed net investment
income of $209,305 and $3,189, respectively)                                       $142,255,027    $153,216,172
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                                    Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.32            $9.03            $8.84            $9.01
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .44(a)           .44              .46              .47
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.11)             .29              .19             (.17)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .33              .73              .65              .30
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.43)            (.44)            (.46)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.43)            (.44)            (.46)            (.47)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.22            $9.32            $9.03            $8.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                3.57             8.28             7.52             3.38
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                    $108,205         $120,649         $122,743         $126,716
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                              .84(a)           .99              .98             1.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             4.71(a)          4.76             5.11             5.20
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               21.60            29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS A (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    For the
                                                                                   nine months         Year
Per-share                                                                             ended            ended
operating performance                                                                May 31          August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1995++           1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.84            $9.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .38              .51
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .17             (.61)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .55             (.10)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.38)            (.50)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                      --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.38)            (.53)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.01            $8.84
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                 6.45*           (1.07)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $136,598         $142,950
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                               .70*             .97
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              4.42*            5.55
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                51.48*           34.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                                    Year ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.30            $9.02            $8.82            $9.00
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .38(a)           .38              .40              .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.10)             .28              .20             (.18)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .28              .66              .60              .23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.37)            (.38)            (.40)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.37)            (.38)            (.40)            (.41)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.21            $9.30            $9.02            $8.82
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                3.01             7.47             6.94             2.60
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $33,480          $32,046          $28,340          $24,050
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.49(a)          1.64             1.63             1.67
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             4.09(a)          4.10             4.44             4.52
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               21.60            29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     For the
                                                                                   nine months         Year
Per-share                                                                             ended            ended
operating performance                                                                May 31          August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1995++           1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                   $8.83            $9.47
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .34              .45
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .17             (.61)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .51             (.16)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.34)            (.45)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                                                           --             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.34)            (.48)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.00            $8.83
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                                 5.99*           (1.80)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $21,538          $16,247
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                                              1.19*            1.60
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              3.89*            4.82
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                51.48*           34.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           July 3, 1995+
operating performance                                                           Year ended May 31                     to May 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1999             1998             1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.33            $9.04            $8.85            $8.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .41(a)           .41              .43(d)           .41
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                            (.11)             .30              .19             (.02)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .30              .71              .62              .39
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.40)            (.42)            (.43)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.40)            (.42)            (.43)            (.40)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.23            $9.33            $9.04            $8.85
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                                                3.26             7.96             7.19             4.44*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                        $570             $521             $503             $293
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                                             1.14(a)          1.29             1.28             1.09*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             4.44(a)          4.47             4.75             4.28*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               21.60            29.63            73.61           108.68
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

 ++ The fiscal year end advanced from August 31 to May 31.

(a) Reflects a management fee waiver during the period (Note 2). As a result of such waiver, expenses of the Fund for the year ended May 31, 1999, reflect a reduction of $.02, $.01 and $.01 per share for Class A, Class B and Class M, respectively.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(c) The ratio of expenses to average net assets for the year ended May 31, 1996 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
May 31, 1999

Note 1
Significant accounting policies

Putnam Arizona Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and Arizona state income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes is consistent with preservation of capital by investing primarily in a portfolio of Arizona tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by the Manager following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended May 31, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At May 31, 1999, the fund had a capital loss carryover of approximately $734,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover        Expiration
--------------       ------------
      $199,000       May 31, 2003
       351,000       May 31, 2004
       184,000       May 31, 2005

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include temporary differences of dividends payable, unrealized gains on certain futures contracts and straddle loss deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended May 31, 1999, the fund required no such reclassifications.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, and 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter. Effective August 1, 1998, the Trustees approved a management fee waiver of 0.20% on each tier.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended May 31, 1999, fund expenses were reduced by $21,053 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $320 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the year ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter, received net commissions of $18,389 and $182 from the sale of class A and class M shares, respectively, and $77,533 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the year ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $5,356 on class A redemptions.

Note 3
Purchase and sales of securities

During the year ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $32,161,531 and $35,007,280, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,016,562       $  9,473,346
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      265,884          2,481,275
-----------------------------------------------------------------------------
                                                 1,282,446         11,954,621

Shares
repurchased                                     (2,494,204)       (23,270,639)
-----------------------------------------------------------------------------
Net decrease                                    (1,211,758)      $(11,316,018)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      1,430,266       $ 13,242,339
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      291,066          2,692,593
-----------------------------------------------------------------------------
                                                 1,721,332         15,934,932

Shares
repurchased                                     (2,361,394)       (21,843,453)
-----------------------------------------------------------------------------
Net decrease                                      (640,062)      $ (5,908,521)
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        740,141        $ 6,904,800
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       68,850            641,600
-----------------------------------------------------------------------------
                                                   808,991          7,546,400

Shares
repurchased                                       (617,952)        (5,758,768)
-----------------------------------------------------------------------------
Net increase                                       191,039        $ 1,787,632
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        712,440        $ 6,592,978
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       67,218            620,900
-----------------------------------------------------------------------------
                                                   779,658          7,213,878

Shares
repurchased                                       (477,346)        (4,401,245)
-----------------------------------------------------------------------------
Net increase                                       302,312        $ 2,812,633
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         10,247            $95,194
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,074             10,031
-----------------------------------------------------------------------------
                                                    11,321            105,225

Shares
repurchased                                         (5,407)           (50,861)
-----------------------------------------------------------------------------
Net increase                                         5,914            $54,364
-----------------------------------------------------------------------------

                                                      Year ended May 31, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          8,994            $82,408
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,677             15,530
-----------------------------------------------------------------------------
                                                    10,671             97,938

Shares
repurchased                                        (10,451)           (96,237)
-----------------------------------------------------------------------------
Net increase                                           220            $ 1,701
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Arizona Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PUTNAM
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For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com

AN044-53210 855/235/2AA 7/99